Bank borrowings (Bank borrowings)	12 Months Ended
Dec. 31, 2011
Bank borrowings
Bank borrowings
Bank borrowings
15.	Bank borrowings

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest rate	Interest Payment Periods
As of December 31, 2010
Long-term:
Export-Import Bank of China	June 2009	June 2012	120,000	3.51%	Quarterly
Bank of China	July 2010	July 2013	100,000	5.13%	Quarterly
Bank of China	October 2010	October 2013	100,000	5.13%	Quarterly
Bank of China	November 2010	May 2012	300,000	5.04%	Quarterly
Bank of China	November 2010	November 2013	100,000	5.32%	Quarterly
Agriculture Bank of China	April 2010	April 2013	80,000	5.264%	Monthly
Agriculture Bank of China	May 2010	November 2012	100,000	5.13%	Monthly
Agriculture Bank of China	October 2010	April 2013	20,000	5.04%	Monthly
Agriculture Bank of China	November 2010	May 2013	40,000	5.04%	Monthly
Agriculture Bank of China	December 2010	June 2013	40,000	5.04%	Monthly
Agriculture Bank of China	December 2010	December 2013	120,000	5.264%	Monthly
China Construction Bank	May 2010	May 2012	160,000	5.238%	Monthly
China Construction Bank	November 2010	November 2012	40,000	5.32%	Monthly
Bank of Communications	October 2010	April 2013	200,000	5.04%	Quarterly

Total bank borrowings			1,520,000
As of December 31, 2011
Short-term:

Industrial and Commercial Bank of China	September 2011	September 2012	120,000	7.300%	Together with principal
Industrial and Commercial Bank of China	November 2011	February 2012	72,460	4.556%	Together with principal
Shanghai Rural Commercial Bank	October 2011	October 2012	49,000	6.560%	Quarterly
Shanghai Pudong Development Bank	December 2011	June 2012	89,998	5.504%	Together with principal
Shanghai Pudong Development Bank	August 2011	August 2012	50,000	7.872%	Monthly
Agriculture Bank of China	November 2011	May 2012	5,671	2.189%	Together with principal
Agriculture Bank of China	November 2011	May 2012	75,611	2.219%	Together with principal
Agriculture Bank of China	November 2011	May 2012	16,759	2.162%	Together with principal
Agriculture Bank of China	November 2011	May 2012	50,407	2.234%	Together with principal
Subtotal			529,906

Long-term due in one year:

China Construction Bank	May 2010	May 2012	150,000	6.208%	Monthly
China Construction Bank	November 2010	November 2012	40,000	6.318%	Monthly
Agriculture Bank of China	May 2010	November 2012	100,000	6.318%	Monthly
Bank of Communications	October 2010	October 2012	200,000	6.626%	Quarterly
Bank of China	November 2010	May 2012	100,000	5.040%	Quarterly
Bank of China	April 2011	October 2012	200,000	6.400%	Quarterly
Bank of China	January 2011	July 2012	20,000	5.558%	Quarterly
Bank of China	May 2011	November 2012	30,000	5.760%	Quarterly
Bank of China	March 2011	September 2012	45,000	6.588%	Quarterly
Subtotal			885,000

Long term:
Bank of China	July 2010	July 2013	100,000	6.318%	Quarterly
Bank of China	October 2010	Septebmer 2013	100,000	6.318%	Quarterly
Bank of China	November 2010	October 2013	100,000	6.318%	Quarterly
Bank of China	June 2011	June 2013	100,000	2.752%	Half a year
Bank of China	December 2011	December 2013	20,000	6.983%	Quarterly
Agriculture Bank of China	April 2010	April 2013	80,000	6.251%	Monthly
Agriculture Bank of China	December 2010	December 2013	120,000	6.251%	Monthly
Agriculture Bank of China	October 2010	April 2013	20,000	5.985%	Monthly
Agriculture Bank of China	December 2010	June 2013	40,000	5.869%	Monthly
Agriculture Bank of China	November 2010	May 2013	10,000	5.927%	Monthly
Agriculture Bank of China	November 2010	May 2013	30,000	5.985%	Monthly
Agriculture Bank of China	July 2011	July 2014	50,000	6.916%	Quarterly
Industrial and Commercial Bank of China	April 2011	October 2013	160,000	7.315%	Monthly
Industrial and Commercial Bank of China	February 2011	November 2014	150,000	7.648%	Monthly
Industrial and Commercial Bank of China	March 2011	March 2014	140,000	6.771%	Monthly
Industrial and Commercial Bank of China	March 2011	September 2013	70,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	September 2013	30,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	March 2013	40,000	6.771%	Monthly
Industrial and Commercial Bank of China	May 2011	March 2014	20,000	6.983%	Monthly
Industrial and Commercial Bank of China	June 2011	March 2014	54,255	6.221%	Monthly
Industrial and Commercial Bank of China	December 2011	June 2014	59,161	6.221%	Monthly
Industrial and Commercial Bank of China	June 2011	January 2015	190,000	6.983%	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2014	750,000	6.983%	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2013	500,000	6.983%	Together with principal
Export-Import Bank of China	September 2011	September 2013	130,000	4.760%	Quarterly
China Construction Bank	June 2011	May 2013	50,000	6.400%	Monthly
Shanghai Pudong Development Bank	June 2011	June 2013	100,000	6.720%	Quarterly
China Everbright Bank	June 2011	June 2014	200,000	6.983%	Quarterly
China Merchants Bank	May 2011	March 2013	29,500	6.720%	Quarterly
China Merchants Bank	April 2011	April 2013	9,500	6.720%	Quarterly
China Merchants Bank	March 2011	March 2013	9,500	6.405%	Quarterly
Subtotal			3,461,916

Total bank borrowings			4,876,822

The bank borrowings outstanding as of December 31, 2010 and 2011 bore an average interest rate of 5.01% and 6.40% per annum, respectively. These loans are borrowed from various financial institutions. The borrowings have 3-month to 43-month terms and expire at various times. The unused lines of credit were RMB 2,209,000, which were available as of December 31, 2011. These facilities contain no specific renewal terms and require no collateral.

The long-term bank borrowing from Export-Import Bank of China due September 2013 of RMB 130,000 as of December 31, 2011 was pledged by a building with a net book value of RMB 109,815 (Note 10).

During the year ended December 31, 2011, the Group repaid the long-term bank borrowing from Export-Import Bank of China which was originally due in June 2012 with the amount of RMB 120,000.

Interest incurred for bank borrowings for the years ended December 31, 2009, 2010 and 2011 amounted to RMB 30,275, RMB 58,045 and RMB 212,153, respectively, of which RMB 6,696, RMB 14,355 and RMB 39,320 was capitalized in the cost of property, plant and equipment.

The Financial Partnership Agreement dated September 3, 2010 between JA Solar and China Development Bank Shanghai Branch (“CDB”) is a commercial framework agreement, pursuant to which CDB agrees to provide up to RMB 30 billion of credit facilities to JA Solar from 2010 to 2015 to support JA Solar’s capital needs under its long-term growth and corporate development plans. As a result of the Financial Partnership Agreement, the Company is qualified to have an expedited approval process for individual credit agreements. Detailed terms including interest rate and covenants of each such credit facility will be determined by CDB in accordance with its risk management and operational guidelines, and set forth in individual credit agreements between CDB and the Company. As of December 31, 2010 and 2011, the Group had drawn down RMB nil and RMB nil of the credit facility, respectively.

Future principal repayments on the long-term borrowings are as follows:

Year ending December 31,	RMB
2012	885,000
2013	1,808,500
2014	1,463,416
2015	190,000

Total	4,346,916